Other Current Assets	12 Months Ended
Dec. 31, 2012
Other Assets Current [Abstract]
Other Current Assets [Text Block]

8.      Other Current Assets:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	2012	2011
Prepaid expenses	481	1,118
Insurance claims	1,458	49
Other	251	290
Total	2,190	1,457